RELATED PARTY TRANSACTIONS (Details) - Officers And Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Salaries	$ 660	$ 750	$ 0
Short-term employee benefits	14	14	2
Stock-based compensation	412	2,227	1,404
Total	$ 1,086	$ 2,991	$ 1,406